Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2017	2018
	RMB	RMB
Accrued payroll	64,526	114,201
Accrued expenses	7,176	12,054
Payable to employees for proceeds from shares as sold	—	8,598
Other liabilities	1,137	9,625
Total	72,839	144,478